Issued Capital and Reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands								1 Months Ended	3 Months Ended		12 Months Ended
		Nov. 06, 2019 EUR (€)	Nov. 06, 2019 USD ($)	Sep. 18, 2019 shares	Aug. 30, 2019 EUR (€) shares	Aug. 30, 2019 USD ($)	Mar. 14, 2019 EUR (€) € / shares shares	Jan. 31, 2019 EUR (€) shares	Aug. 31, 2019 EUR (€) shares	Aug. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Nov. 06, 2019 $ / shares	Oct. 10, 2019 EUR (€)	Oct. 10, 2019 $ / shares	Aug. 31, 2019 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Stock split ratio				0.05556
Shares issued during period stock split | shares				206,595,492
Shares issued | shares								5,088,204
Issuance of share capital								€ 5,088			€ 49,874	€ 355,816
Cash investment								€ 80,006				79,997
Share capital											232,304	193,296
Increase in capital reserve												335,193
Decrease in capital reserve													€ 163,494
Increase in issued capital												26,532	163,494
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of share capital	[1]										€ 8,126	25,949	€ 163,494
Share capital												3,361
Settling Share-based Payment Plan
Disclosure Of Classes Of Share Capital [Line Items]
Share capital												583
BioNTech Cell & Gene Therapies GmbH
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued | shares							2,374,794
Share capital							€ 2,375
Remaining non-controlling interests acquired							5.50%
Nominal value | € / shares							€ 1.00
Derecognition of non-controlling interest							€ 731
Decrease in capital reserve							€ 1,644
Initial Public Offering (IPO)
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate proceeds from issuance of ordinary share		€ 143,260	$ 157,761
Share capital		517													€ 10,000
Ordinary shares issued price per share | $ / shares														$ 15.00		$ 15.00
Increase in capital reserve		132,743
Increase in share capital		€ 10,517
Ordinary Shares Series B
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares									12,465,288
Aggregate proceeds from issuance of ordinary share									€ 198,548	$ 225,622
Share capital									17,990
Ordinary shares issued price per share | $ / shares																	$ 18.10
Increase in capital reserve									186,390
Recognition of treasury share balance									€ 5,525
Ordinary Shares Series B | HONG KONG
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued but not fully paid | shares									5,524,506
Series A Financing Round
Disclosure Of Classes Of Share Capital [Line Items]
Share capital												€ 22,588
Bill & Melinda Gates Foundation
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares					3,038,674
Aggregate proceeds from issuance of ordinary share					€ 49,864	$ 55,000
Share capital					€ 3,039

[1]	Numbers have been adjusted to reflect capital increase due to 1:18 share split which occurred on September 18, 2019.